Commitments	12 Months Ended
Jun. 30, 2022
Commitments [Abstract]
Commitments
Note 27.  Commitments

As at 30 June 2022, the Group had commitments of $346,623,000 (includes estimated shipping and non-refundable sales tax) (30 June 2021: $156,630,000) which are payable in installments from July 2022 to October 2023. These commitments include committed capital expenditure on infrastructure and long-term purchase contracts in relation to mining hardware.

The committed amounts are payable as set out below:

	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Amounts payable within 12 months of balance date	322,706	148,274
Amounts payable after 12 months of balance date	23,917	8,356

	346,623	156,630

Certain subsidiaries of the Group have entered into three binding hardware purchase agreements with Bitmain. The first two agreements relate to hardware that is expected to enable the Group to achieve 4.3 EH/s of operating capacity. The third agreement is a $400,000,000 hardware purchase agreement for approximately 10 EH/s of miners. On 1 August 2022, the Group announced that it had reached agreement with Bitmain to ship an additional 1.7 EH/s of miners under the third agreement, which is expected to increase the Group’s operating capacity to 6.0 EH/s.

As at 30 June 2022 commitments of $316,160,000 (including estimated shipping and non-refundable sales tax) relates to the third agreement with Bitmain, payable in installments from July 2022 until October 2023. The relevant subsidiary of the Group has not made all scheduled payments under this contract and does not currently expect to make upcoming payments in respect of any such additional future deliveries under this contract. This contract is subject to ongoing discussions with Bitmain.
Under the third Bitmain contract, if the relevant subsidiary fails to pay the remaining commitments as and when they become due (and fail to make a written request to Bitmain no less than five business days prior to the relevant deadline and obtain Bitmain’s written consent), Bitmain is entitled to terminate the shipment of the respective batch of equipment and that subsidiary will be liable for reasonable, non-penalty liquidated damages of 20% of the purchase price of such batch. If there is any remaining balance after deducting the non-penalty liquidated damages from prepayments made under this contract, such remaining balance will be refunded free of any interest. If the relevant subsidiary fails to pay down payments due under this contract by the prescribed deadlines it may also be responsible for any loss incurred by Bitmain in relation to the production or procurement of that relevant batch of mining hardware.